Other Noncurrent Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Other Noncurrent Assets

Other noncurrent assets consisted of the following:

	As of
	September 30, 2013	December 31, 2012
Deferred financing fees, net	$15,225	$17,082
Utility and other deposits	1,395	668
Interest rate cap agreements	—	1
Other	—	4

Total other noncurrent assets	$16,620	$17,755

Other noncurrent assets consisted of the following:

	As of December 31,
	2012	2011
Deferred financing fees, net	$17,082	$9,779
Utility and other deposits	668	1,060
Interest rate cap agreements	1	157
Other	4	177

Total other noncurrent assets	$17,755	$11,173